Note 9 - Intangible Assets - Intangible Assets (Details) - USD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017
Intangible assets, cost	$ 350,790	$ 271,874
Intangible assets, amortization cost	172,789	126,429
Intangible assets. net	178,001	145,445
Customer Relationships [Member]
Intangible assets, cost	162,772	125,057
Intangible assets, amortization cost	73,621	56,509
Developed Technology Rights [Member]
Intangible assets, cost	174,506	137,587
Intangible assets, amortization cost	92,304	64,879
Trade Names [Member]
Intangible assets, cost	7,532	6,314
Intangible assets, amortization cost	4,221	3,335
Noncompete Agreements [Member]
Intangible assets, cost	5,980	2,916
Intangible assets, amortization cost	$ 2,643	$ 1,706